Financial Instruments (Details 2)	9 Months Ended
Aug. 31, 2020 USD ($)
Undiscounted future cash flows	$ 8,978,949
Accounts Payable
Undiscounted future cash flows	4,069,023
Accrued Liabilities
Undiscounted future cash flows	1,641,564
Employee Costs Payable
Undiscounted future cash flows	1,253,243
Convertible Debentures
Undiscounted future cash flows	1,852,279
Promissory Notes Payable
Undiscounted future cash flows	162,840
Less Than 3 Months
Undiscounted future cash flows	7,665,700
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	4,069,023
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	1,641,564
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	1,253,243
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	539,030
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	162,840
Three To Six Months
Undiscounted future cash flows	1,313,249
Three To Six Months | Accounts Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Convertible Debentures
Undiscounted future cash flows	1,313,249
Three To Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	0
Six To Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Accounts Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	$ 0